INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,490	$ 2,875
Adjustments required to reconcile net income to net cash flows provided by operating activities:
Depreciation	753	630
Accrued interest	(186)	0
Share-based compensation	286	144
Changes in deferred income tax assets, net	91	566
Increase (decrease) in employee severance benefits, net	(30)	22
Decrease (increase) in trade receivables, net	517	(1,784)
Decrease (increase) in operating lease right-of-use assets	372	575
Increase (decrease) in operating lease liabilities	(369)	(597)
Decrease (increase) in other receivables and prepaid expenses	309	(311)
Decrease (increase) in inventories	(565)	(809)
Increase (decrease) in trade payables	(536)	105
Increase (decrease) in other liabilities and accrued expenses	(249)	1,477
Net cash provided by operating activities	2,883	2,893
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(5,947)	(711)
Insurance Proceeds	0	2,000
Investment in short-term bank deposits, net	(6,534)
Restricted deposits	0	192
Net cash used in investing activities	(12,481)	1,481
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of options	261	299
Repayment of long-term loans	0	(3,348)
Issuance of shares, net	9,312	0
Net cash used in financing activities	9,573	(3,049)
Effect of exchange rate on cash and cash equivalents	(376)	(361)
Increase (decrease) in cash and cash equivalents	(401)	964
Cash and cash equivalents at the beginning of the year	9,278	7,366
Cash and cash equivalents at end of the year	8,877	8,330
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES:
Cash paid during the period for: Interest	0	81
Cash paid during the year for: Income taxes	22	5
Non-cash activities:
Purchase of property and equipment in credit	1,305	450
Right-of-use asset recognized with corresponding lease liability	$ 42	$ 432